Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Common Stocks– 98.1%
Aerospace & Defense – 2.7%
L3Harris Technologies Inc	1,572,814	$297,293,302
Teledyne Technologies Inc*	831,952	326,108,545
		623,401,847
Airlines – 1.0%
Ryanair Holdings PLC (ADR)*	2,030,937	223,362,451
Auto Components – 0.7%
Visteon Corp*	1,263,047	158,537,659
Banks – 0.9%
SVB Financial Group*	541,901	210,165,465
Biotechnology – 2.6%
Ascendis Pharma A/S (ADR)*	570,444	95,138,650
BioMarin Pharmaceutical Inc*	1,595,564	139,915,007
Neurocrine Biosciences Inc*	1,507,996	144,541,417
RPI International Holdings LP (144A)	1,808,030	85,967,139
Sarepta Therapeutics Inc*	771,550	131,541,560
		597,103,773
Capital Markets – 4.0%
Cboe Global Markets Inc	1,599,178	148,915,455
Charles Schwab Corp	3,399,343	180,301,153
LPL Financial Holdings Inc£	4,111,220	428,471,348
MSCI Inc	340,713	152,138,576
		909,826,532
Commercial Services & Supplies – 3.2%
Cimpress PLC*,£	2,154,740	189,056,888
Edenred	3,438,610	195,079,311
Ritchie Bros Auctioneers Inc	4,870,747	338,760,454
		722,896,653
Containers & Packaging – 1.3%
Sealed Air Corp	6,542,565	299,584,051
Diversified Consumer Services – 1.8%
frontdoor Inc*	2,595,344	130,312,222
Terminix Global Holdings Inc*	5,485,620	279,821,476
		410,133,698
Electric Utilities – 1.1%
Alliant Energy Corp	5,113,444	263,495,769
Electrical Equipment – 1.7%
Sensata Technologies Holding PLC*	7,414,966	391,065,307
Electronic Equipment, Instruments & Components – 5.8%
Dolby Laboratories Inc	2,641,472	256,566,175
Flex Ltd*	18,018,604	323,974,500
National Instruments Corp	5,909,661	259,670,504
TE Connectivity Ltd	3,992,326	483,350,909
		1,323,562,088
Entertainment – 0.5%
Liberty Media Corp-Liberty Formula One*	2,965,054	126,311,300
Equity Real Estate Investment Trusts (REITs) – 2.2%
Crown Castle International Corp	938,693	149,430,539
Lamar Advertising Co	4,251,997	353,851,190
		503,281,729
Health Care Equipment & Supplies – 8.4%
Boston Scientific Corp*	10,361,024	372,478,813
Cooper Cos Inc	1,303,156	473,462,638
Dentsply Sirona Inc	3,998,600	209,366,696
ICU Medical Inc*	1,011,072	216,864,833
STERIS PLC	1,396,991	264,785,674
Teleflex Inc	526,725	216,784,208
Varian Medical Systems Inc*	1,012,999	177,284,955
		1,931,027,817
Hotels, Restaurants & Leisure – 1.0%
Airbnb Inc - Class A*	180,520	26,500,336
Aramark	5,025,079	193,365,040
		219,865,376
Information Technology Services – 11.8%
Amdocs Ltd	5,484,437	389,011,116
Broadridge Financial Solutions Inc	3,434,236	526,124,955
Euronet Worldwide Inc*	740,032	107,245,437
Fidelity National Information Services Inc	2,652,558	375,230,855
Global Payments Inc	2,088,925	449,996,224

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services– (continued)
GoDaddy Inc*	5,538,033	$459,379,837
WEX Inc*	1,933,556	393,536,653
		2,700,525,077
Insurance – 5.9%
Aon PLC	2,391,118	505,171,500
Intact Financial Corp	3,674,011	435,096,203
Willis Towers Watson PLC	258,085	54,373,348
WR Berkley Corp	5,220,135	346,721,367
		1,341,362,418
Internet & Direct Marketing Retail – 0.7%
DoorDash Inc - Class A*	149,208	21,299,442
Wayfair Inc*,#	659,842	148,998,922
		170,298,364
Life Sciences Tools & Services – 4.0%
Illumina Inc*	379,172	140,293,640
PerkinElmer Inc	1,852,906	265,892,011
PRA Health Sciences Inc*	1,935,691	242,813,079
Waters Corp*	1,048,523	259,425,561
		908,424,291
Machinery – 3.4%
Ingersoll Rand Inc*	5,771,292	262,940,064
Middleby Corp*	1,056,954	136,262,510
Rexnord Corp	4,538,839	179,238,752
Wabtec Corp	2,683,951	196,465,213
		774,906,539
Oil, Gas & Consumable Fuels – 1.3%
Magellan Midstream Partners LP	7,147,831	303,353,948
Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co	2,154,116	133,619,816
Catalent Inc*	4,017,953	418,148,369
Elanco Animal Health Inc*	6,150,175	188,625,867
Royalty Pharma PLC - Class A	2,877,723	144,030,036
		884,424,088
Professional Services – 2.5%
CoStar Group Inc*	239,790	221,633,101
IHS Markit Ltd	1,375,819	123,589,821
Verisk Analytics Inc	1,048,184	217,592,517
		562,815,439
Road & Rail – 1.0%
JB Hunt Transport Services Inc	1,604,398	219,240,987
Semiconductor & Semiconductor Equipment – 9.3%
KLA Corp	1,973,353	510,920,825
Lam Research Corp	947,012	447,245,357
Microchip Technology Inc	4,390,052	606,310,082
NXP Semiconductors NV	891,643	141,780,153
ON Semiconductor Corp*	10,126,024	331,424,766
Xilinx Inc	562,567	79,755,124
		2,117,436,307
Software – 11.7%
Atlassian Corp PLC*	1,755,500	410,558,785
Bill.com Holdings Inc*	317,119	43,286,744
Ceridian HCM Holding Inc*	3,401,298	362,442,315
Constellation Software Inc/Canada	329,994	428,579,934
Dynatrace Inc*	2,895,335	125,281,145
Nice Ltd (ADR)*	2,348,355	665,852,577
SS&C Technologies Holdings Inc	8,676,112	631,187,148
Topicus.com Inc*,¢	613,728	0
		2,667,188,648
Specialty Retail – 2.0%
Burlington Stores Inc*	586,749	153,464,201
CarMax Inc*	3,281,943	310,012,336
		463,476,537
Textiles, Apparel & Luxury Goods – 0.8%
Gildan Activewear Inc	6,528,988	182,876,954
Trading Companies & Distributors – 0.9%
Ferguson PLC	1,715,179	208,553,527
Total Common Stocks (cost $12,372,880,584)		22,418,504,639
Investment Companies– 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $428,416,349)	428,412,731	428,455,573
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº,£	19,782,000	19,782,000

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0800%, 1/4/21	$4,945,500	$4,945,500
Total Investments Purchased with Cash Collateral from Securities Lending (cost $24,727,500)		24,727,500
Total Investments (total cost $12,826,024,433) – 100.1%		22,871,687,712
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(16,249,743)
Net Assets – 100%		$22,855,437,969

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$19,896,382,393	87.0%
Canada	1,385,313,545	6.1
Israel	665,852,577	2.9
Australia	410,558,785	1.8
Ireland	223,362,451	1.0
France	195,079,311	0.8
Denmark	95,138,650	0.4

Total	$22,871,687,712	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/20
Common Stocks - 2.7%
Capital Markets - 1.9%
LPL Financial Holdings Inc	$1,027,805	$-	$113,264,111	$428,471,348
Commercial Services & Supplies - 0.8%
Cimpress PLC*	-	-	27,106,630	189,056,888
Total Common Stocks	$1,027,805	$-	$140,370,741	$617,528,236
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	142,594	11,274	(18,382)	428,455,573
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	6,871∆	-	-	19,782,000
Total Affiliated Investments - 4.7%	$1,177,270	$11,274	$140,352,359	$1,065,765,809

(1) For securities that were affiliated for a portion of the period ended December 31, 2020, this column reflects amounts for the entire period ended December 31, 2020 and not just the period in which the security was affiliated.

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Common Stocks - 2.7%
Capital Markets - 1.9%
LPL Financial Holdings Inc	315,207,237	-	-	428,471,348
Commercial Services & Supplies - 0.8%
Cimpress PLC*	161,950,258	-	-	189,056,888
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	659,506,681	683,164,222	(914,208,222)	428,455,573
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	17,467,560	143,641,991	(141,327,551)	19,782,000

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	3/4/21	(129,556,000)	$101,942,764	$116,899
Euro	3/4/21	(11,000,000)	13,498,441	43,047
Euro	3/4/21	(69,145,000)	84,036,067	(543,317)

				(383,371)
Citibank, National Association:
Canadian Dollar	3/4/21	(94,092,000)	74,019,601	67,031
Canadian Dollar	3/4/21	(8,825,000)	6,866,021	(70,078)
Euro	3/4/21	10,000,000	(12,188,164)	44,013
Euro	3/4/21	6,255,000	(7,667,947)	(16,721)
Euro	3/4/21	(123,758,000)	150,532,536	(850,434)

				(826,189)
Credit Suisse International:
Canadian Dollar	3/4/21	(163,322,000)	128,449,906	85,308
HSBC Securities (USA), Inc.:
Canadian Dollar	3/4/21	8,415,000	(6,546,290)	67,566
Canadian Dollar	3/4/21	(141,083,000)	110,886,848	1,220
Euro	3/4/21	(99,130,000)	120,620,393	(637,173)

				(568,387)
JPMorgan Chase Bank, National Association:
Euro	3/4/21	(149,603,000)	181,910,516	(1,086,515)
Total				$(2,779,154)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2020

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 6,624,315
Forward foreign currency exchange contracts, sold	820,167,026

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $85,967,139, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

#	Loaned security; a portion of the security is on loan at December 31, 2020.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$511,136,634	$85,967,139	$-
Commercial Services & Supplies	527,817,342	195,079,311	-
Software	2,667,188,648	-	0
Trading Companies & Distributors	-	208,553,527	-
All Other	18,222,762,038	-	-
Investment Companies	-	428,455,573	-
Investments Purchased with Cash Collateral from Securities Lending	-	24,727,500	-
Total Investments in Securities	$21,928,904,662	$942,783,050	$0
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	425,084	-
Total Assets	$21,928,904,662	$943,208,134	$0
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$3,204,238	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70218 02-21